Derivative financial instruments and market risks - Summary of Operating Currency Hedging Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notional amount
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	€ 16,888	€ 12,317	€ 10,358
Notional amount | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	9,202	7,521	6,112
Notional amount | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	4,552	3,974	2,981
Notional amount | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1,093	703	788
Notional amount | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	897	368	339
Notional amount | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	273	241	419
Notional amount | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	224	216	192
Notional amount | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	7,686	4,796	4,246
Notional amount | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	4,224	2,660	2,022
Notional amount | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1,204	484	876
Notional amount | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	718	451	364
Notional amount | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	212	203	137
Notional amount | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	163	126	123
Notional amount | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Cash flow hedges | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Notional amount | Not eligible for hedge accounting
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	16,888	12,317	10,358
Notional amount | Not eligible for hedge accounting | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	9,202	7,521	6,112
Notional amount | Not eligible for hedge accounting | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	4,552	3,974	2,981
Notional amount | Not eligible for hedge accounting | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1,093	703	788
Notional amount | Not eligible for hedge accounting | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	897	368	339
Notional amount | Not eligible for hedge accounting | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	273	241	419
Notional amount | Not eligible for hedge accounting | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	224	216	192
Notional amount | Not eligible for hedge accounting | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	7,686	4,796	4,246
Notional amount | Not eligible for hedge accounting | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	4,224	2,660	2,022
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1,204	484	876
Notional amount | Not eligible for hedge accounting | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	718	451	364
Notional amount | Not eligible for hedge accounting | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	212	203	137
Notional amount | Not eligible for hedge accounting | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	163	126	123
Fair value
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(28)	(30)	22
Fair value | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(12)	(67)	30
Fair value | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	7	(59)	35
Fair value | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1	(5)	7
Fair value | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(4)	(1)	(6)
Fair value | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2	2	(1)
Fair value | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(11)	(23)	(4)
Fair value | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(16)	37	(8)
Fair value | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(27)	24	(12)
Fair value | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(1)	3	0
Fair value | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	3	2	(1)
Fair value | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	7	19	2
Fair value | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1	0	1
Fair value | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Cash flow hedges | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Fair value | Not eligible for hedge accounting
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(28)	(30)	22
Fair value | Not eligible for hedge accounting | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(12)	(67)	30
Fair value | Not eligible for hedge accounting | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	7	(59)	35
Fair value | Not eligible for hedge accounting | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1	(5)	7
Fair value | Not eligible for hedge accounting | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(4)	(1)	(6)
Fair value | Not eligible for hedge accounting | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	2	2	(1)
Fair value | Not eligible for hedge accounting | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(11)	(23)	(4)
Fair value | Not eligible for hedge accounting | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(16)	37	(8)
Fair value | Not eligible for hedge accounting | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(27)	24	(12)
Fair value | Not eligible for hedge accounting | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	(1)	3	0
Fair value | Not eligible for hedge accounting | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	3	2	(1)
Fair value | Not eligible for hedge accounting | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	7	19	2
Fair value | Not eligible for hedge accounting | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	1	0	1
Of which recognized in equity | Cash flow hedges
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency sales in Japanese Yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward Currency Sales In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in US Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in Singapore Dollar
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases in Chinese Yuan Renminbi
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward Currency Purchased In Korean Won
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	0	0	0
Of which recognized in equity | Cash flow hedges | Forward currency purchases In Japanese yen
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Operating currency hedging instruments in place	€ 0	€ 0	€ 0